iShares Interest Rate Hedged High Yield Bond ETF
iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF Ticker: HYGH Stock Exchange: NYSE Arca
Investment Objective
The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. The Fund may also pay Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not reported operating results for a period of at least six months as of the date of the Fund’s prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies for the current fiscal year. The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of this Prospectus. BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates until February 29, 2016. In addition, BFA has contractually agreed to reduce its management fee on assets attributable to its investments in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG” or the “Underlying Fund”) (and those assets used to hedge the securities in HYG) such that it is equal to the net total expense ratio after fee waiver of HYG plus 0.05% until February 29, 2016. The contractual waivers may be terminated prior to February 29, 2016 only upon written agreement of the Trust and BFA.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses {- iShares Interest Rate Hedged High Yield Bond ETF}		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Interest Rate Hedged High Yield Bond ETF | iShares Interest Rate Hedged High Yield Bond ETF |	[1]	0.65%	none	none	0.50%	1.15%	(0.60%)	0.55%
[1]	The expense information in the table has been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example {- iShares Interest Rate Hedged High Yield Bond ETF}	1 Year	3 Years
iShares Interest Rate Hedged High Yield Bond ETF | iShares Interest Rate Hedged High Yield Bond ETF | USD ($)	76	325

Portfolio Turnover.
The Fund and the other fund in which the Fund principally invests, the Underlying Fund, may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and cause the Fund or the Underlying Fund to incur increased expenses. These expenses, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. From inception, May 27, 2014, to the most recent fiscal year end, the Fund's portfolio turnover rate was 3% of the average value of its portfolio. To the extent the Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated high yield bonds, in one or more underlying funds that principally invest in high yield bonds, and in U.S. Treasury securities (or cash equivalents). The Fund intends to invest a substantial portion of its assets in the Underlying Fund. The Fund will attempt to mitigate the interest rate risk of the underlying securities or the Underlying Fund (as determined by BFA) primarily through the use of U.S. Treasury futures contracts. The Fund may also invest in other interest rate futures contracts, including but not limited to, Eurodollar and Federal Funds futures. The Fund's short positions in U.S. Treasury futures are not intended to mitigate credit risk or other factors influencing the price of high yield corporate bonds, which may have a greater impact than interest rates.

The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specified index.

The Fund may also invest in other ETFs (including other iShares funds), U.S. government securities, options and swap contracts, short-term paper, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates ("BlackRock Cash Funds").

The Fund may have a higher portfolio turnover than funds that seek to replicate the performance of an index.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.

Asset Class Risk. Securities in the Fund's or the Underlying Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or the Underlying Fund may "call" or repay the security before its stated maturity, and the Fund or the Underlying Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's or Underlying Fund's income.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund's or the Underlying Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Consumer Cyclical Industry Risk. Consumer cyclical companies rely heavily on business cycles and economic conditions. Consumer cyclical companies may be adversely affected by domestic and international economic downturns, changes in exchange and interest rates, competition, consumers' disposable income and preferences, social trends and marketing campaigns.

Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Derivatives Risk. The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, with the performance of the asset class to which the Fund seeks exposure or to the performance of the overall securities market. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. To the extent that the Fund invests in rolling futures contracts, it may be subject to additional risk. Recent legislation calls for new regulation of the derivatives markets. The full extent and impact of the regulation is not yet known and may not be known for some time, but may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts and potential civil liabilities.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund's or the Underlying Fund's income and potentially in the value of the Fund's or the Underlying Fund's investments.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund or the Underlying Fund invests.

Hedging Risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of high yield corporate bonds by entering into short positions in U.S. Treasury futures. The Fund's short positions in U.S. Treasury futures are not intended to mitigate credit risk or other factors influencing the price of high yield corporate bonds, which may have a greater impact than interest rates. There is no guarantee that the Fund's short positions will completely eliminate the interest rate risk of the long positions in high yield corporate bonds. In addition, when interest rates fall, long–only high yield bond investments will perform better than the Fund's investments. In certain falling interest rate environments, the Fund's hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures positions as compared to gains in the long high yield corporate bond positions attributable to interest rate changes. There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund's short positions might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into short positions.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's Ratings Services and Fitch, or "Baa3" by Moody's), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity.

Income Risk. The Fund's income may decline when yields fall. This decline can occur because the Fund or the Underlying Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Fund's index are substituted, or the Fund or the Underlying Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or the Underlying Fund to decline. The Fund will take short positions in Treasury Futures. As a result, when interest rates decline, the Fund will underperform funds with long-only investments in the same high yield bonds as the Fund. There is no guarantee that the Fund will have positive performance even in environments of sharply rising interest rates. There is no guarantee that the Fund will be able to successfully mitigate interest rate risk.

Investment in the Underlying Fund Risk. The Fund expects to invest a substantial portion of its assets in the Underlying Fund, so the Fund's investment performance is directly related to the performance of the Underlying Fund. The Fund's NAV will change with changes in the value of the Underlying Fund and other securities and instruments in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Fund.

As the Fund's allocations to the Underlying Fund change from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Through an investment in the Underlying Fund, the Fund is exposed to Management Risk, Market Risk, and Market Trading Risk, among other risks.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or the Underlying Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund or the Underlying Fund may be unable to transact at advantageous times or prices.

Long/Short Strategy Risk. The Fund seeks long exposure to high yield corporate bonds both directly and indirectly through its investments in the Underlying Fund, long exposure to U.S. Treasury securities and short exposure to U.S. Treasury futures, with a goal of mitigating the potential impact of rising Treasury interest rates on the performance of the Underlying Fund and the high yield corporate bonds. There is no guarantee that such interest rate risk will be eliminated, or that the returns on the Fund's long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund's long and short positions produce negative returns. For example, if the high yield corporate bonds that the Fund is exposed to enter into a period of declining credit quality at the same time that Treasury interest rates fall, the Fund may experience greater losses than if the Fund pursued a long-only, high yield corporate bond strategy.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund and the Underlying Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Market Trading Risk. The Fund and the Underlying Fund face numerous market trading risks, including the potential lack of an active market for their shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. Given the high level of transparency of the Fund's holdings, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

North American Economic Risk. Economic events in any one North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund or the Underlying Fund invests

Prepayment Risk. During periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security's maturity, causing the Fund or the Underlying Fund to have to reinvest in securities with a lower yield, resulting in a decline in the Fund's income.

Privately-Issued Securities Risk. The Fund or the Underlying Fund will invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately-issued securities are securities that have not been registered under the 1933 Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Securities Lending Risk. The Fund or the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. Because the Fund is expected to invest in the Underlying Fund, the Fund's realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as "wash sales." Distributions of short-term capital gains by the Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund's capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Fund, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund's investment in the Underlying Fund and may result in distributions to Fund shareholders being of higher magnitudes and less likely to qualify for lower capital gain tax rates than if the Fund were to invest otherwise.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Performance Information
As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.